Initial Public Offering (Details) - Capitol Investment Corp. V - $ / shares		6 Months Ended	12 Months Ended
	Dec. 04, 2020	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering [Line Items]
Sale of stock, number of shares (in Shares)	34,500,000
Offering price per unit shares (in usd per share)	$ 10.00		$ 10.00
Total equity proceeds percentage	60.00%
Exercise price	$ 9.20
Market value percentage	115.00%
Redemption trigger price	$ 18.00
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of stock, number of shares (in Shares)	4,500,000
Class A Common Stock
Initial Public Offering [Line Items]
Purchase price of per share	$ 11.50
Issue price	$ 9.20
Market value percentage	180.00%
Redemption trigger price	$ 10.00
Redemption of warrants			$ 18.00
Warrants be exercisable (in Shares)		0.361	0.361
Class A Common Stock | Exceeds $18.00 [Member]
Initial Public Offering [Line Items]
Description of warrants			Once the Warrants become exercisable, the Company may call the Warrants for redemption:•in whole and not in part;•at a price of $0.01 per Warrant;•upon not less than 30 days’ prior written notice of redemption to each Warrant holder; and•if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of Class A common stock and equity-linked securities as described above) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the Warrant holders.
Class A Common Stock | Exceeds $10.00 [Member]
Initial Public Offering [Line Items]
Description of warrants			Once the Warrants become exercisable, the Company may redeem the outstanding Warrants:•in whole and not in part;•at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their Warrants prior to redemption and receive a number of shares based on the redemption date and the “fair market value” of Class A common stock except as otherwise described below;•if, and only if, the last reported sale price of Class A common stock equals or exceeds $10.00 per share (as adjusted per stock splits, stock dividends, reorganizations, reclassifications, recapitalizations and the like and for certain issuances of Class A common stock and equity-linked securities as described above) on the trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders; and•if, and only if, the last reported sale price of Class A common stock is less than $18.00 per share (as adjusted for stock for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of Class A common stock and equity-linked securities), the Founders’ Warrants are also concurrently called for redemption on the same terms as the outstanding Warrants, as described above.